Average Annual Total Returns - FidelityNewMarketsIncomeFund-AMCIZPRO - FidelityNewMarketsIncomeFund-AMCIZPRO - Fidelity New Markets Income Fund	Mar. 01, 2024
Fidelity Advisor New Markets Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	8.97%
Past 5 years	0.82%
Since Inception	0.82%	[1]
Fidelity Advisor New Markets Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	11.83%
Past 5 years	0.92%
Since Inception	0.91%	[2]
Fidelity Advisor New Markets Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	13.95%
Past 5 years	1.95%
Since Inception	1.94%	[3]
Fidelity Advisor New Markets Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	14.07%
Past 5 years	2.05%
Since Inception	2.04%	[4]
Fidelity Advisor New Markets Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	9.07%
Past 5 years	0.82%
Since Inception	0.82%	[5]
Fidelity Advisor New Markets Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.80%
Past 5 years	(0.96%)
Since Inception	(0.96%)	[5]
Fidelity Advisor New Markets Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.26%
Past 5 years	(0.12%)
Since Inception	(0.12%)	[5]
JP075
Average Annual Return:
Past 1 year	11.09%
Past 5 years	1.67%
Since Inception	1.79%
IXVZ0
Average Annual Return:
Past 1 year	11.09%
Past 5 years	2.12%

[1]	BFrom December 4, 2018.
[2]	CFrom December 4, 2018.
[3]	DFrom December 4, 2018.
[4]	EFrom December 4, 2018.
[5]	AFrom December 4, 2018.